INVESTMENTS (Tables)	12 Months Ended
Oct. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Equity Investments
Net book value of investments as of October 31, 2018 and 2017 were as follows:

	October 31,
	2018	2017
	(in millions)
Long-Term
Cost method investments	$16	$16
Trading securities	13	13
Available-for-sale investments	17	34
Total	$46	$63

Available-for-sale Securities
Investments in available-for-sale securities at estimated fair value were as follows:

	October 31, 2018				October 31, 2017
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
	(in millions)
Long-Term
Equity securities	$15	$2	$—	$17	$15	$19	$—	$34